Performance Management		12 Months Ended
	Mar. 01, 2026	Dec. 31, 2024
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]	Summary Section MH Elite Small Cap Fund of Funds
Bar Chart Closing [Text Block]	During the 10-year period shown in the bar chart, the highest return for a quarter was 27.17% (quarter ending 6/30/2020) and the lowest return for a quarter was -27.81% (quarter ending 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Highest Quarterly Return	27.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	highest return for a quarter
Lowest Quarterly Return	(27.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	MH Elite Small Cap Fund of Funds
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Average Annual Total Returns
	Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Return before taxes	13.82%	7.53%	6.72%
Return after taxes on distributions	11.69%	6.07%	5.41%
Return after taxes on distributions and sale of fund shares	10.60%	6.07%	5.40%
Russell 2000 (reflects no deductions for fees, expenses or taxes)	11.54%	7.53%	7.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Fund of Funds
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]	Summary Section MH Elite Fund of Funds
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 21.27% (quarter ending 06/30/2020) and the lowest return for a quarter was -18.44% (quarter ending 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	21.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(18.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	MH Elite Fund of Funds
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Average Annual Total Returns
	Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Return before taxes	18.57%	9.95%	8.76%
Return after taxes on distributions	16.26%	8.43%	7.45%
Return after taxes on distributions and sale of fund shares	13.85%	8.09%	7.02%
Russell 1000 (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]	Summary Section MH Elite Select Portfolio of Funds
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 19.66% (quarter ending 6/30/2020) and the lowest return for a quarter was -18.81% (quarter ending 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	19.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(18.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	MH Elite Select Portfolio of Funds
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Average Annual Total Returns
	Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Return before taxes	0.77%	1.43%	2.63%
Return after taxes on distributions	-0.70%	0.60%	1.86%
Return after taxes on distributions and sale of fund shares	1.68%	1.27%	2.17%
MSCI ACWI ex USA Investable Market Index (reflects no deductions for fees, expenses or taxes)	5.78%	4.62%	5.41%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

MH Elite Income Fund of Funds
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]	Summary Section MH Elite Income Fund of Funds
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 8.28% (quarter ending 6/30/2020) and the lowest return for a quarter was -10.35% (quarter ending 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return		8.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return		(10.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	MH Elite Income Fund of Funds
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Average Annual Total Returns
	Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Return before taxes	6.19%	2.07%	2.63%
Return after taxes on distributions	5.08%	1.22%	1.82%
Return after taxes on distributions and sale of fund shares	4.57%	1.58%	1.98%
Barclay’s US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.